Note 10 - Stockholders' Equity (Deficit) - Assumptions Used to Estimate Fair Value (Details)	Dec. 31, 2018	Feb. 28, 2018
Measurement Input, Expected Term [Member]
Measurement input	7	7
Measurement Input, Price Volatility [Member]
Measurement input	0.55	0.55
Measurement Input, Risk Free Interest Rate [Member]
Measurement input	0.02	0.02
Measurement Input, Expected Dividend Rate [Member]
Measurement input